SHARE CAPITAL AND RESERVES (Details 3) - $ / shares	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.100	$ 0.102	$ 0.100
Weighted average remaining contractual life (years)	2 years 9 months
Warrants One [Member]
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.050
Weighted average remaining contractual life (years)	4 months 28 days
Warrants Outstanding	5,000,000
Warrants Two [Member]
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.085
Weighted average remaining contractual life (years)	4 months 28 days
Warrants Outstanding	1,176,470
Warrants Three [Member]
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.080
Weighted average remaining contractual life (years)	4 years 5 months 1 day
Warrants Outstanding	4,807,693
Warrants [Member]
Statement [Line Items]
Weighted average remaining contractual life (years)	2 years 2 months 1 day
Warrants Outstanding	10,984,163